TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2022
TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE
TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE

7 – TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE

The composition of trade and other accounts receivable is as follows:

	Current		Non-current
Trade debtors and other accounts receivable, Net	12.31.2022	12.31.2021	12.31.2022	12.31.2021
	ThCh$	ThCh$	ThCh$	ThCh$
Trade debtors	238,146,331	205,466,469	56,781	42,726
Other debtors	39,798,245	55,281,501	483,139	83,738
Other accounts receivable	1,825,710	4,742,656	—	—
Total	279,770,286	265,490,626	539,920	126,464

	Current		Non-current
Trade debtors and other accounts receivable, Gross	12.31.2022	12.31.2021	12.31.2022	12.31.2021
	ThCh$	ThCh$	ThCh$	ThCh$
Trade debtors	242,638,974	210,175,775	56,781	42,726
Other debtors	40,206,431	55,281,501	483,139	83,738
Other accounts receivable	1,921,211	4,744,721	—	—
Total	284,766,616	270,201,997	539,920	126,464

The stratification of the portfolio for current and non-current trade debtors without impairment impact, is as follows:

	12.31.2022	12.31.2021
	ThCh$	ThCh$
Less than one month	229,587,868	195,325,587
Between one and three months	4,577,833	6,843,836
Between three and six months	2,418,252	1,808,425
Between six and eight months	5,392,862	2,235,866
Older than eight months	718,940	4,004,787
Total	242,695,755	210,218,501

The Company has approximately 292,153 clients, which may have balances in the different sections of the stratification. The number of clients is distributed geographically with 70,000 in Chile, 84,153 in Brazil, 67,580 in Argentina and 70,420 in Paraguay.

The provision for expected credit losses associated with each tranche of the portfolio for current and non-current trade receivables is as follows:

	12.31.2022
		Impairment
	Credit amount	provision	Percentage
	ThCh$	ThCh$	%
Less than one month	229,587,868	(701,701)	0.31%
Between one and three months	4,577,833	(431,630)	9.43%
Between three and six months	2,418,252	(786,856)	32.54%
Between six and eight months	5,392,862	(2,402,146)	44.54%
Older than eight months	718,940	(170,310)	23.69%
Total	242,695,755	(4,492,643)

The movement in the allowance for expected credit losses is presented below:

	12.31.2022	12.31.2021
	ThCh$	ThCh$
Opening balance	4,711,371	6,795,663
Increase (decrease)	(150,671)	1,697,887
Provision reversal	(654,381)	(3,832,220)
Increase (decrease) for changes of foreign currency	586,324	50,041
Sub – total movements	(218,728)	(2,084,292)
Ending balance	4,492,643	4,711,371

The provision for expected credit losses is recorded as an administrative expense in the statements of income by function.